As filed with the Securities and Exchange Commission on October 11, 2013

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  60

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   133

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on October 21, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on August 16, 2013. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 59 to Form N-4, File No. 33-33085) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11th day of October, 2013.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE

COMPANY

Depositor

                                                                  *

Brenda K. Clancy

President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	, 2013

Craig D. Vermie*	Director, Senior Vice President, Secretary and General Counsel	, 2013

Arthur C. Schneider*	Director, Chief Tax Officer and Senior Vice President	, 2013

Eric J. Martin*	Senior Vice President and Corporate Controller	, 2013

Brenda K. Clancy*	Director and President	, 2013

C. Michiel van Katwijk*	Director, Senior Vice President and Chief Financial Officer	, 2013

/s/Darin D. Smith Darin D. Smith	Assistant Secretary and Managing Assistant General Counsel	October 11, 2013

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.